Debt - Debt Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Issuance costs	$ (214)	$ (301)
Senior secured debt, net	53,638	63,093
Other note payable, net	5,340	6,014
Total debt	58,978	69,107
Total debt, short-term		69,107
Total debt, long-term	58,978
Total debt	58,978	69,107
Senior Notes [Member]
Debt Instrument [Line Items]
Senior secured debt, net	50,000	50,000
Prepayment Fee [Member]
Debt Instrument [Line Items]
Senior secured debt, net		2,438
Payment in Kind (PIK) Note [Member]
Debt Instrument [Line Items]
Senior secured debt, net	3,852	10,956
Other note payable, net	340	1,804
WCAS Capital Partners IV, L.P. [Member]
Debt Instrument [Line Items]
Other note payable, net	$ 5,000	$ 4,210